STOCKHOLDERS' EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Equity [Abstract]
STOCKHOLDERS' EQUITY

NOTE 4 – STOCKHOLDERS’ EQUITY

For the three and six months ended June 30, 2019 the Company expensed $0 relative to restricted stock units. For the three and six months ended June 30, 2018 the Company expensed $248 and $8,625 relative to restricted stock units.

During the six months ended June 30, 2019, the Company granted a total of 1,200,000 restricted stock awards to five directors of the Company for their services. The restricted stock awards vest in equal quarterly installments over a one-year period. On February 27, 2019 three directors resigned from the Company’s Board of Directors, effective March 1, 2019. This resulted in a cancellation of 320,000 shares related to the portion of the unvested restricted stock awards these directors had received.

The Company expensed $118,846 and $84,220 in costs related to restricted stock awards for the three and six months ended June 30, 2019. For the three and six months ended June 30, 2018, the Company expensed $183,866 and $226,781 relative to restricted common stock.

During the six months ended June 30, 2019, the Company issued 71,324 shares of restricted common stock for a total expense of $15,000 related to consulting services. During the six months ended June 30, 2018, the Company issued 169,500 shares of restricted common stock for a total expense of $44,119 related to consulting services.

During the six months ended June 30, 2018, 37,500 restricted stock units vested in relation to a consulting services agreement and a total of $8,625 was expensed.

During the six months ended June 30, 2018, the Company granted a total of 600,000 shares of restricted common stock awards to two directors of the Company, each receiving 300,000 shares of restricted common stock, for joining the Board of Directors. On April 25, 2018, the Company approved the immediate vesting of all of the Company’s outstanding restricted common stock issued in 2017 and 2018 to non-employee directors of the Company.

During the three months ended June 30, 2018, the Company granted a total of 1,425,000 shares of restricted common stock to the directors and the Chief Executive Officer of the Company for their services and 150,000 shares to one attorney, that vested quarterly over a one-year period.

In 2017, the Company authorized a private placement with a maximum offering amount of $2,100,000 allowing investors to purchase units consisting of 715,000 shares of common stock and 715,000 five-year warrants exercisable at $0.15 per share. In January 2018 the Company’s Board of Directors increased the size of the private placement by an additional amount beyond the $2,100,000 limit. During the six months ended June 30, 2018, the Company raised gross proceeds of $1,154,211 for the purchase of 16,513,311 shares of common stock and 16,513,311 warrants. Of these amounts, gross proceeds of $530,777 for the purchase of 7,590,111 shares of common stock and 7,590,111 warrants related to purchases by directors and relatives of the directors of the Company.

In January 2018, the Chairman of the Board of Directors, made a cashless exercise of 5,000,000 options related to services rendered in 2017, resulting in the issuance of 4,027,778 shares of common stock, see Note 5.

On January 30, 2018, the Company authorized a 30-day offer, beginning on February 20, 2018, to the holders of the Company’s outstanding warrants exercisable at $0.15 to exercise their warrants at $0.10 per share.  This authorization was extended until the latter of 30 days after the receipt of all Investment Letters, as defined below, in connection with the Settlement Shares, as defined below, or June 30, 2018.  For the six months ended June 30, 2018, 20,764,860 shares of warrants were exercised and a total of 20,764,860 shares of common stock were issued for gross proceeds of $2,076,486. Included in the above amounts are gross proceeds of $1,205,458 from directors which resulted in 12,054,576 warrants converted into the issuance of 12,054,576 common stock. The offer to exercise $0.15 warrants at $0.10 per share expired on June 30, 2018 and the Company did not extend the offer.

In January 2018, a member of the Board exercised 104,876 warrants with an exercise price of $0.15 and a total of 104,876 shares of common stock were issued for gross proceeds of $15,731.

On March 31, 2018, the Company entered into a Confidential Settlement Agreement (the “Settlement Agreement”) with Paul Klapper, a member of the Company’s Board at that time, and certain other parties named in the Settlement Agreement. Pursuant to the terms of the Settlement Agreement, the Company (i) paid a total of $500,000 (the “Settlement Amount”) to a fund controlled by Paul Klapper and an additional party, and (ii) issued a total of 1,000,000 shares of the Company’s common stock to the fund and the third party (the “Settlement Shares”). The shares were valued at $279,000 whereby $139,500 related to common stock issued to a related party and $139,500 related to common stock issued to a third party. The Settlement Agreement provides for cancellation as of March 31, 2018 of certain revenue sharing agreements between the Company and each of Mr. Klapper (or an affiliate) and the third party, and terminates the Company’s obligation to issue warrants to purchase 3.7 million shares of the Company’s common stock at an exercise price of $0.40 per share. Mr. Klapper joined the Board of Directors on July 14, 2017 and resigned as of March 31, 2018.

In January 2018, the Company issued 1,749,683 shares of common stock and 1,749,683 warrants with an exercise price of $0.15 to Mr. Klapper relating to the Note payable conversion that took place in June 2017.

 On March 28, 2018, the Company accelerated the vesting of 150,000 shares of restricted common stock owned by Mr.  Klapper.

In April 2018, the former Chief Executive Officer of the Company exercised his warrants at an exercise price of $0.01 for gross proceeds of $1,000 resulting in an issuance of 100,000 shares.

NOTE 7 – STOCKHOLDERS’ EQUITY

For the years ended December 31, 2018 and 2017, the Company expensed $8,625 and $6,750 relative to Restricted Stock Units.

For the years ended December 31, 2018 and 2017, the Company expensed $446,265 and $60,075 relative to Restricted Stock awards.

On September 8, 2017, the Company entered into a consulting agreement stipulating partial payment in restricted common stock.  As of December 31, 2017, 120,000 shares have been issued.  These shares were valued at the closing price of the Company’s common stock as they became due for a total of $12,000 for the year ended December 31, 2017. During the year ended December 31, 2018, the Company issued 49,500 shares and incurred $44,120 related to this agreement.

During the year ended December 31, 2017, the Company also issued 1,605,175 shares of common stock and 1,605,175 shares of warrants to two directors of the Board for services already rendered under consulting agreements. The 1,605,175 shares of warrants have an exercise price of $0.15 per share and a term of five years. The common stock and warrants were valued and expensed for $285,807.

 On August 9, 2017, the Company granted 300,000 shares of restricted common stock to each of six non-employee directors and one attorney vesting quarterly over one year. The common stock was measured at fair value at the grant date and expensed based on the vesting schedule.  Common stock related to the Company’s attorney were revalued as of the year end.  During the year ended December 31, 2017, $60,075 compensation expense was recorded. During the year ended December 31, 2018, $111,105 compensation expense was recorded in relation to these awards. Of this amount $36,855 was related to the compensation of the six non-employee directors. As of December 31, 2018 and 2017, there is $0 and $84,105 unrecognized compensation cost related to these shares of restricted common stock.

 During 2017, 19,451,575 shares of common stock and 19,451,575 shares of warrants to purchase common stock were issued for gross proceeds of $1,360,250 from the sale of units with each unit consisting of 715,000 shares of common stock and 715,00 five-year warrants exercisable at $0.15 per share.  Legal costs related to this offering amounted to $32,325 and were recorded in Additional Paid In Capital.  Net proceeds related to the sale of common stock were $1,327,925 for the year ended December 31, 2017.

In connection with the sale of common stock noted above, 8,712,275 shares were issued and 8,712,275 warrants to purchase common stock were issued for gross proceeds of $609,250 to directors of the Board and relatives of the directors of the Board.

During 2017, 75,000 Restricted Stock Units were vested in relation to a consulting service agreement and a total of $6,750 was expensed.

During 2017, 2,050,372 shares were issued as stock-based compensation with a total non-cash expense of $139,808.  Of this amount 371,800 shares were issued to a director of the Board, for a total non-cash expense of $22,308.

During 2017, 503,432 shares were issued for sale of common stock in prior years.  Of this amount, 479,901 were related to two members of the Board.

During the year ended December 31, 2018, 37,500 restricted stock units were vested in relation to a consulting service agreement and a total of $8,625 was expensed.

During the year ended December 31, 2018, the Company granted a total of 600,000 restricted stock awards to two directors of the Company, each receiving 300,000 shares of restricted common stock, for joining the Board of Directors. On April 25, 2018 the Company approved the immediate vesting of all of the Company’s outstanding restricted common stock issued in 2017 and 2018 to non-employee directors of the Company. During the year ended December 31, 2018, $160,500 compensation expense was recorded in relation to this issuance. As of December 31, 2018, there is $0 unrecognized compensation cost related to these shares of restricted common stock.

During the year ended December 31, 2018, the Company granted a total of 1,425,000 shares of restricted common stock to the directors and the Chief Executive Officer of the Company for their services and 150,000 shares to one attorney, vesting over a one-year period. During the year ended December 31, 2018, $174,660 compensation expense was recorded in relation to this issuance. As of December 31, 2018, there is $161,311 unrecognized compensation cost related to these shares of restricted common stock.

In January 2018, the Chairman of the Board of Directors, made a cashless exercise of 5,000,000 options related to services in 2017, whereby the Chairman disposed of 972,222 shares to the Company as part of his exercise, amounting to an issuance of 4,027,778 shares, see Note 8.

In relation to the 2017 private placement with a maximum offering amount of $2,100,000 allowing investors to purchase units consisting of 715,000 shares of common stock and 715,000 five-year warrants exercisable at $0.15 per share, the Company’s Board of Directors increased the size of the private placement by an additional amount beyond the $2,100,000 limit. During the year ended December 31, 2018 the Company raised gross proceeds of $1,153,645 for the purchase of 16,513,311 shares of common stock and 16,513,311 warrants. Of these amounts, gross proceeds of $530,777 for the purchase of 7,590,111 shares of common stock and 7,590,111 warrants related to current and then directors and relatives of the directors of the Company.

On January 30, 2018, the Company authorized a 30-day offer, beginning on February 20, 2018, to the holders of the Company’s outstanding warrants exercisable at $0.15 to exercise their warrants at $0.10 per share.  This authorization was extended until June 30, 2018.  The Company authorized certain holders, who had sent in their exercise notices prior to June 30, 2018, to submit payment before July 27, 2018 and exercise their warrants at $0.10 per share. For the year ended December 31, 2018, 20,787,784 warrants were exercised and a total of 20,787,784 shares of common stock were issued for gross proceeds of $2,079,345. Included in the above amounts are gross proceeds of $1,205,458 from current and then directors in exchange for exercise of 12,054,576 warrants and issuance of 12,054,576 shares of common stock.

In January 2018, a member of the Board exercised 104,876 warrants with an exercise price of $0.15 and a total of 104,876 shares of common stock were issued for gross proceeds of $15,731.

On March 31, 2018, the Company entered into a Confidential Settlement Agreement (the “Settlement Agreement”) with Paul Klapper, a member of the Company’s Board, Stephen Silver, PFK Development Group, Ltd. (“PFKD”) and certain other parties named in the Settlement Agreement. Pursuant to the terms of the Settlement Agreement, the Company (i) paid a total of $500,000 (the “Settlement Amount”) to PFKD and Mr. Silver and (ii) issued them each 500,000 shares of the Company’s common stock (the “Settlement Shares”). The shares were valued at $279,000 whereby $139,500 related to common stock issued to a related party and $139,500 related to common stock issued to a third party. The Settlement Agreement provides for cancellation as of March 31, 2018 of certain revenue sharing agreements between the Company and each of Mr. Klapper, Mr. Silver and PFKD, and terminates the Company’s obligation to issue warrants to purchase 3.7 million shares of the Company’s common stock at an exercise price of $0.40 per share. Mr. Klapper joined the Board of Directors on July 14, 2017 and resigned as of March 31, 2018.

In April 2018, the former Chief Executive Officer of the Company exercised his warrants at an exercise price of $0.01 for gross proceeds of $1,000 resulting in an issuance of 100,000 shares.

On July 27, 2018 the Company cancelled 607,143 shares as a result of an over-issuance of shares to an investor in connection with the Company’s 2017 exchange.

On July 31, 2018, a member of the Board exercised 1,439,524 warrants held by an entity under his control at an exercise price of $0.15 per share for a total price of $215,929.